Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt instrument facilities

The following table summarizes the terms of such revolving credit facilities as of December 31, 2015:

	TDS	U.S. Cellular
(Dollars in millions)
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.6	$17.5
Amount borrowed	$–	$–
Amount available for use	$399.4	$282.5
Illustrative borrowing rate: One-month London Interbank Offered
Rate ("LIBOR") plus contractual spread[1]	2.18%	2.18%
Illustrative LIBOR Rate	0.43%	0.43%
Contractual spread	1.75%	1.75%
Commitment fees on amount available for use[2]	0.30%	0.30%

Agreement date	Dec 2010	Dec 2010
Maturity date	Dec 2017	Dec 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2015	0.33%	0.29%
Fees incurred, amount
2015	$1.3	$0.9
2014	$0.9	$3.0
2013	$0.9	$0.8

[1]

Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on TDS' or U.S. Cellular’s credit rating or, at TDS' or U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement.  TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders).

[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Long term debt

Long-term debt as of December 31, 2015 and 2014 was as follows:

				December 31,
				2015			2014
	Issuance date	Maturity date	Call date	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in thousands)
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116,250	$3,567	$112,683	$116,250	$3,604	$112,646
6.875%	Nov 2010	Nov 2059	Nov 2015	225,000	7,537	217,463	225,000	7,561	217,439
7.000%	March 2011	March 2060	March 2016	300,000	9,621	290,379	300,000	9,650	290,350
5.875%	Nov 2012	Dec 2061	Dec 2017	195,000	6,718	188,282	195,000	6,744	188,256
Purchase contract	Oct 2001	Oct 2021		1,097	–	1,097	1,097	–	1,097
	Total Parent			837,347	27,443	809,904	837,347	27,559	809,788
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003	544,000	15,247	528,753	544,000	15,656	528,344
6.950%	May 2011	May 2060	May 2016	342,000	10,905	331,095	342,000	10,937	331,063
7.250%	Dec 2014	Dec 2063	Dec 2019	275,000	9,629	265,371	275,000	9,644	265,356
7.250%	Nov 2015	Nov 2064	Nov 2020	300,000	10,316	289,684	–	–	–
Term Loan	Jan 2015	Jan 2022		225,000	2,283	222,717	–	–	–
Obligation on capital leases				2,200	–	2,200	2,143	–	2,143
TDS Telecom -
Rural Utilities Service (“RUS”) and other notes				691		691	699		699
Obligation on capital leases				733	–	733	767	–	767
Other -
Long-term notes		Through 2016		2,961	–	2,961	3,686	–	3,686
Obligation on capital leases				24		24	31	–	31
	Total Subsidiaries			1,692,609	48,380	1,644,229	1,168,326	36,237	1,132,089
Total long-term debt				$2,529,956	$75,823	$2,454,133	$2,005,673	$63,796	$1,941,877
Long-term debt, current						$14,306			$808
Long-term debt, noncurrent						$2,439,827			$1,941,069